Debt - Analysis of borrowings by currency (Details) € in Millions, £ in Millions, $ in Millions	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings
Debt	£ 7,267			£ 6,544
Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	887			762
Term debt
Disclosure of detailed information about borrowings
Debt	6,283			5,679
Lease liabilities
Disclosure of detailed information about borrowings
Debt	97			103
US dollars
Disclosure of detailed information about borrowings
Debt	3,507			2,713
US dollars | Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	828			446
US dollars | Term debt
Disclosure of detailed information about borrowings
Debt	2,667			2,246
US dollars | Term debt | Euro
Disclosure of detailed information about borrowings
Debt denominated in another currency, swapped into given currency	0	€ 0		493	€ 600
Fair value liability (asset) of derivative financial instruments against debt denominated in another currency, swapped into given currency	0			42
US dollars | Term debt | Euro
Disclosure of detailed information about borrowings
Debt denominated in given currency, swapped into another currency	372		$ 500	0		$ 0
Fair value liability (asset) of derivative financial instruments against debt denominated in given currency, swapped into another currency	32			0
US dollars | Term debt | Yen
Disclosure of detailed information about borrowings
Debt denominated in given currency, swapped into another currency	372		$ 500	0		$ 0
Fair value liability (asset) of derivative financial instruments against debt denominated in given currency, swapped into another currency	(27)			0
US dollars | Lease liabilities
Disclosure of detailed information about borrowings
Debt	12			21
Pounds sterling
Disclosure of detailed information about borrowings
Debt	50			38
Pounds sterling | Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	12			8
Pounds sterling | Lease liabilities
Disclosure of detailed information about borrowings
Debt	38			30
Euro
Disclosure of detailed information about borrowings
Debt	3,680			3,757
Euro | Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	42			295
Euro | Term debt
Disclosure of detailed information about borrowings
Debt	3,616			3,433
Euro | Lease liabilities
Disclosure of detailed information about borrowings
Debt	22			29
Other currencies
Disclosure of detailed information about borrowings
Debt	30			36
Other currencies | Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	5			13
Other currencies | Lease liabilities
Disclosure of detailed information about borrowings
Debt	£ 25			£ 23